                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-6247
                                    --------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:           816-531-5575
                                                    ----------------------------

Date of fiscal year end:     11-30-2003
                          ------------------------------------------------------

Date of reporting period:     8-31-2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
AUGUST 31, 2004
[american century logo and text logo]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AUSTRALIA - 3.1%
         4,344,805  BHP Billiton Limited                              $   40,296
           969,420  Commonwealth Bank of Australia                        20,679
         2,800,110  QBE Insurance Group Limited                           25,020
                                                                 ---------------
                                                                          85,995
                                                                 ---------------
AUSTRIA - 1.6%
         1,181,484  Erste Bank der Oesterreichischen
                    Sparkassen AG                                         45,057
                                                                 ---------------
BERMUDA - 2.0%
           676,790  Accenture Ltd. Cl A(1)                                17,664
         1,196,110  Tyco International Ltd.                               37,462
                                                                 ---------------
                                                                          55,126
                                                                 ---------------
CANADA - 1.8%
           665,170  EnCana Corp.                                          27,186
           854,115  Shoppers Drug Mart Corporation(1)                     22,119
                                                                 ---------------
                                                                          49,305
                                                                 ---------------
CHANNEL ISLANDS - 0.5%
           693,460  Amdocs Ltd.(1)                                        13,939
                                                                 ---------------
DENMARK - 0.5%
             2,170  AP Moller - Maersk AS                                 14,718
                                                                 ---------------
FRANCE - 12.9%
         2,014,979  Axa                                                   41,233
         1,545,623  Credit Agricole SA                                    38,995
           269,000  Essilor International SA
                    Cie Generale D'Optique                                16,524
           249,100  Lafarge SA                                            21,389
           209,790  Pernod-Ricard SA                                      25,978
           440,180  Schneider SA                                          27,602
           397,290  Societe Generale Cl A(2)                              33,992
           413,150  Total SA Cl B(2)                                      80,619
           242,050  Vinci SA                                              25,917
         1,768,860  Vivendi Universal SA(1)                               43,721
                                                                 ---------------
                                                                         355,970
                                                                 ---------------
GERMANY - 6.1%
           111,720  Adidas-Salomon AG                                     14,383
           549,650  Continental AG                                        28,565
           874,810  Deutsche Telekom(1)                                   15,279
           227,890  Fresenius Medical Care AG                             16,643
           476,640  Metro AG                                              22,162
           131,150  Puma AG Rudolf Dassler Sport                          32,084

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
           263,100  SAP AG                                                38,400
                                                                 ---------------
                                                                         167,516
                                                                 ---------------
GREECE - 1.3%
           831,226  Alpha Bank A.E.                                       20,262
           788,250  Greek Organization
                    of Football Prognostics SA                            15,179
                                                                 ---------------
                                                                          35,441
                                                                 ---------------
HONG KONG - 1.2%
         4,536,000  Esprit Holdings Limited                               21,866
         8,460,000  Li & Fung Limited                                     10,846
                                                                 ---------------
                                                                          32,712
                                                                 ---------------
IRELAND - 1.0%
         1,675,680  Anglo Irish Bank Corporation                          27,980
                                                                 ---------------
ISRAEL - 1.2%
         1,181,548  Teva Pharmaceutical
                    Industries Ltd. ADR                                   32,197
                                                                 ---------------
ITALY - 1.0%
        12,482,102  Terna SpA(1)                                          28,069
                                                                 ---------------
JAPAN - 19.7%
           219,500  Aiful Corp.                                           22,047
         3,256,000  Bank of Yokohama Ltd. (The)                           19,413
           589,000  Canon, Inc.                                           28,202
         1,250,000  Casio Computer Co., Ltd.                              16,385
         1,501,580  Chugai Pharmaceutical Co. Ltd.                        22,175
           540,000  Daikin Industries Ltd.                                14,117
           360,000  Fast Retailing Company Limited                        26,087
           463,700  Hoya Corp.                                            44,872
           713,000  Ito-Yokado Co., Ltd.                                  26,422
         1,192,000  Matsushita Electric
                    Industrial Co., Ltd.                                  16,084
             2,990  Mitsubishi Tokyo
                    Financial Group, Inc.                                 27,015
         4,971,000  Mitsui & Co. Ltd.                                     40,581
           836,100  Omron Corp.                                           18,023
           229,400  ORIX Corporation                                      23,630
         1,922,000  Sharp Corp.                                           26,974
             6,640  Sumitomo Mitsui
                    Financial Group Inc.(2)                               40,258
         5,876,000  Toray Industries Inc.                                 27,919
         1,416,000  Toto Ltd.                                             14,041
         1,219,600  Toyota Motor Corp.                                    48,327
               553  Yahoo Japan Corporation(1)                             5,326
           982,000  Yamaha Motor Co. Ltd.                                 14,583
         1,108,000  Yamato Transport Co. Ltd.                             16,952
                                                                 ---------------
                                                                         539,433
                                                                 ---------------
MEXICO - 1.0%
           801,070  America Movil SA de CV
                    Series L ADR                                          27,437
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 2.7%
         1,924,090  ING Groep N.V.                                        47,019
           893,850  Royal Numico N.V.(1)                                  28,151
                                                                 ---------------
                                                                          75,170
                                                                 ---------------
NORWAY - 1.7%
           451,890  Norsk Hydro ASA                                       28,251
         2,459,100  Telenor ASA                                           17,805
                                                                 ---------------
                                                                          46,056
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
        20,984,000  Huaneng Power
                    International, Inc.(2)                                15,603
                                                                 ---------------
RUSSIAN FEDERATION - 0.9%
           193,564  Mobile Telesystems ADR                                25,039
                                                                 ---------------
SOUTH AFRICA - 0.6%
         3,630,860  MTN Group Limited                                     16,665
                                                                 ---------------
SOUTH KOREA - 1.8%
           460,270  Hyundai Motor Co. Ltd.                                19,946
            72,030  Samsung Electronics                                   28,211
                                                                 ---------------
                                                                          48,157
                                                                 ---------------
SPAIN - 5.4%
         1,106,815  Abertis Infraestructuras SA                           19,938
         1,122,891  ACS, Actividades
                    de Construccion y Servicios, SA                       19,160
         1,648,340  Gamesa                                                23,324
           581,360  Grupo Ferrovial SA                                    26,671
           741,300  Repsol YPF SA(2)                                      15,359
         3,101,888  Telefonica SA                                         44,157
                                                                 ---------------
                                                                         148,609
                                                                 ---------------
SWEDEN - 2.3%
           383,703  Autoliv Inc. SDR                                      16,023
         7,973,990  Telefonaktiebolaget LM Ericsson
                    B Shares(1)                                           21,490
           762,470  Volvo AB Cl B(2)                                      26,092
                                                                 ---------------
                                                                          63,605
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 9.4%
         2,953,832  ABB Limited(1)                                        16,744
           169,700  Alcon, Inc.                                           12,700
           673,460  Compagnie Financiere
                    Richemont AG A Shares                                 17,225
            82,370  Nestle SA                                             19,504
         1,476,880  Novartis AG                                           68,366
           700,825  Roche Holding AG                                      68,013
           195,700  Synthes, Inc.                                         20,965
           502,686  UBS AG                                                33,742
                                                                 ---------------
                                                                         257,259
                                                                 ---------------
UNITED KINGDOM - 19.1%
           452,501  AstraZeneca plc                                       20,859
         8,593,450  BP plc                                                76,398
         3,038,270  Cadbury Schweppes plc                                 24,421
         1,797,910  Diageo plc                                            22,171
         2,272,690  Enterprise Inns plc                                   22,429
        18,281,620  Legal & General Group plc                             32,819
         1,399,334  Man Group plc                                         33,401
         9,892,096  mmO2 plc(1)                                           16,018
         1,236,100  Next plc                                              33,185
         2,858,090  Pearson plc                                           31,945
         1,888,542  Reckitt Benckiser plc                                 49,747
         1,475,274  Royal Bank of Scotland Group plc                      41,177
         6,252,530  Smith & Nephew plc                                    56,404
        10,076,310  Tesco plc                                             48,358
         1,030,510  Wolseley plc                                          15,776
                                                                 ---------------
                                                                         525,108
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,732,166
  (Cost $2,440,105)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Treasury
obligations, 3.88%, 4/15/29, valued at $12,067),
in a joint trading account at 1.53%,
dated 8/31/04, due 9/1/04
(Delivery value $11,801)                                                  11,800
                                                                 ---------------
  (Cost $11,800)

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 1.2%
REPURCHASE AGREEMENTS - 0.2%
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by U.S.
Government Agency obligations),
1.57%, dated 8/31/04, due 9/1/04
(Delivery value $5,336)                                                    5,336
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
SHORT-TERM DEBT - 1.0%
           $28,000  SPARCS 2003-3, VRN, 2.04%,
                    11/23/04, resets quarterly off the
                    3-month LIBOR plus 0.30% with
                    no caps (Acquired 8/23/04,
                    Cost $28,000,000)(4)                                  28,000
                                                                 ---------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    33,336
  (Cost $33,336)                                                 ---------------

TOTAL INVESTMENT SECURITIES - 101.0%                                   2,777,302
                                                                 ---------------
  (Cost $2,485,241)

OTHER ASSETS AND LIABILITIES - (1.0)%                                   (28,139)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                             $2,749,163
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
Financials                                                                 21.5%
Consumer Discretionary                                                     16.6%
Industrials                                                                12.3%
Health Care                                                                12.2%
Consumer Staples                                                           10.5%
Energy                                                                      8.3%
Information Technology                                                      7.2%
Telecommunication Services                                                  5.9%
Materials                                                                   3.3%
Utilities                                                                   1.6%
Temporary Cash Investments                                                  0.4%
Collateral Received for Securities Lending                                  1.2%
Other Assets and Liabilities                                              (1.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
SDR = Swedish Depositary Receipt
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective August 31, 2004.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2004.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at August 31, 2004, was
    $28,000, which represented 1.0% of net assets.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ IN THOUSANDS)

1. FEDERAL TAX INFORMATION

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $2,498,276
                                                                 ===============
Gross tax appreciation of investments                                  $326,539
Gross tax depreciation of investments                                   (47,513)
                                                                 ---------------
Net tax appreciation of investments                                    $279,026
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
AUGUST 31, 2004
[american century logo and text logo]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
AUSTRALIA - 6.8%
         1,200,000  Alinta Ltd.                                     $      6,205
         1,400,000  Ansell Ltd.                                            8,356
         1,100,000  Boral Ltd.                                             5,454
         1,019,800  CSL Ltd.                                              18,622
        10,820,000  Hardman Resources Ltd.(1)                             14,903
         2,280,000  Lion Nathan Ltd.                                      11,434
         2,150,000  PaperlinX Ltd.                                         8,019
         1,200,000  Transurban Group                                       4,747
                                                                 ---------------
                                                                          77,740
                                                                 ---------------
AUSTRIA - 1.5%
           463,300  Wienerberger AG                                       16,827
                                                                 ---------------
BELGIUM - 1.5%
            84,300  Colruyt SA                                            11,127
           113,000  Omega Pharma SA                                        5,667
                                                                 ---------------
                                                                          16,794
                                                                 ---------------
CANADA - 9.2%
           296,000  Acclaim Energy Trust                                   3,116
           353,000  Agnico-Eagle Mines Ltd.                                4,802
           280,000  Alimentation Couche
                    Tard Inc. Cl B(1)                                      6,033
           140,517  Axcan Pharma Inc.(1)                                   2,483
           126,000  Canadian Oil Sands Trust                               4,741
           161,200  Cott Corporation(1)                                    4,382
            43,500  Fording Canadian Coal Trust                            2,152
           630,000  Meridian Gold Inc.
                    New York Shares(1)                                     8,266
           534,800  Nova Chemicals Corp.                                  17,353
            43,500  Pengrowth Energy Trust Cl A                              679
           637,493  PetroKazakhstan Inc. Cl A
                    New York Shares                                       19,107
           549,200  Research In Motion Ltd.(1)                            33,073
                                                                 ---------------
                                                                         106,187
                                                                 ---------------
DENMARK - 2.8%
           327,000  Falck AS(1)                                            2,400
         1,638,100  GN Store Nord AS                                      14,626
           327,000  Group 4 AS(1)                                          5,648
           221,400  Novozymes AS Cl B                                      9,322
                                                                 ---------------
                                                                          31,996
                                                                 ---------------
FINLAND - 0.5%
           209,500  Orion OYJ Cl B                                         6,039
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
FRANCE - 2.5%
           108,400  Eiffage                                                9,942
            24,306  Galeries Lafayette SA                                  4,118
            96,100  Technip SA                                            14,430
                                                                 ---------------
                                                                          28,490
                                                                 ---------------
GERMANY - 4.5%
           212,030  Continental AG                                        11,019
           166,000  Hypo Real Estate Holding AG(1)                         5,313
           222,000  K+S AG                                                 8,821
            74,300  Puma AG Rudolf Dassler Sport                          18,177
           227,000  Schwarz Pharma AG                                      8,106
                                                                 ---------------
                                                                          51,436
                                                                 ---------------
GREECE - 0.2%
            90,000  Germanos SA                                            2,194
                                                                 ---------------
HONG KONG - 2.6%
         3,952,000  Esprit Holdings Limited                               19,051
         5,976,000  Shangri-La Asia Ltd.(2)                                5,555
         3,086,000  Techtronic Industries
                    Company Limited                                        4,866
                                                                 ---------------
                                                                          29,472
                                                                 ---------------
HUNGARY - 1.0%
           110,400  Gedeon Richter Rt.                                    11,831
                                                                 ---------------
INDIA - 0.8%
           753,100  Biocon Ltd.                                            8,829
                                                                 ---------------
INDONESIA - 0.3%
         8,679,500  PT Indonesian Satellite Corp. Tbk                      3,890
                                                                 ---------------
IRELAND - 4.0%
         1,209,100  Anglo Irish Bank Corporation                          20,189
           177,099  DCC plc                                                3,108
         5,879,000  Eircom Group plc(1)                                   10,784
         5,240,000  Tullow Oil plc                                        12,077
                                                                 ---------------
                                                                          46,158
                                                                 ---------------
ITALY - 2.2%
         1,980,000  ASM Brescia SpA                                        5,237
           300,000  Autostrada Torino-Milano SpA                           5,722
           459,267  Lottomatica SpA                                       12,225
           190,000  Societa Iniziative Autostradali
                    e Servizi SpA                                          2,165
                                                                 ---------------
                                                                          25,349
                                                                 ---------------
JAPAN - 20.9%
           540,000  Aoyama Trading Co. Ltd.                               13,100
           305,600  Arisawa Manufacturing
                    Company Limited                                       12,250
           900,000  Bank of Kyoto Ltd. (The)                               5,960
         3,310,000  Cosmo Oil Co., Ltd.                                    9,685

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
               900  Cyber Agent Limited(1)                                 6,935
         1,546,000  Daihatsu Motor Co., Ltd.                              12,437
         1,341,000  Dowa Mining Co. Ltd.                                   8,684
             1,700  eAccess Ltd.(1)                                        2,027
             6,800  eAccess Ltd. - new shares(1)                           8,109
           891,000  Kitz Corp.                                             4,740
         1,388,000  Koito Manufacturing Co. Ltd.                          11,904
           218,000  Kose Corp.(1)                                          8,278
           678,000  NEOMAX Co. Ltd.                                       11,382
         1,461,000  NGK Insulators Ltd.                                   11,968
           587,000  NGK Spark Plug Co. Ltd.                                6,063
         2,232,000  NHK Spring Co., Ltd.                                  15,866
           329,000  Nippon Electric Glass Co. Ltd.                         7,469
         2,005,000  Nissin Co., Ltd.                                       9,104
           859,000  OMC Card Inc.(1)                                       8,179
           413,000  Onward Kashiyama Co. Ltd.                              5,815
           134,000  Sawai Pharmaceutical Co., Ltd.                         5,162
         1,479,000  SMBC Friend Securities Co. Ltd.                        8,859
         1,510,000  Sumitomo Rubber Industries Inc.                       13,379
               500  Take And Give Needs Co., Ltd.(1)                       5,595
         1,043,000  The Bank of Fukuoka, Ltd.                              5,444
            13,400  TIS Inc.                                                 490
           420,000  Tokai Rika Co. Ltd.                                    7,509
            88,600  USS Co., Ltd.                                          6,493
         2,160,000  Yokohama Rubber Co. Ltd. (The)                         8,718
                                                                 ---------------
                                                                         241,604
                                                                 ---------------
NETHERLANDS - 1.9%
            65,556  Fugro N.V.                                             4,618
         1,014,700  Koninklijke Wessanen N.V.                             14,285
           317,000  Trader Classified Media N.V.                           3,439
                                                                 ---------------
                                                                          22,342
                                                                 ---------------
NORWAY - 1.3%
         1,250,000  Storebrand ASA                                         8,396
           695,600  Tandberg ASA                                           6,220
                                                                 ---------------
                                                                          14,616
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
         4,500,000  China Shipping Development
                    Company Limited Cl H                                   3,115
         1,800,000  Weiqiao Textile Co. Cl H                               2,873
           605,000  Wumart Stores Inc. Cl H(1)                               981
                                                                 ---------------
                                                                           6,969
                                                                 ---------------
PHILIPPINES - 1.6%
           816,100  Philippine Long Distance
                    Telephone ADR(1)(2)                                   18,501
                                                                 ---------------
RUSSIAN FEDERATION - 0.9%
            74,900  Mobile Telesystems ADR                                 9,689
           301,500  VolgaTelecom                                             829
                                                                 ---------------
                                                                          10,518
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
SINGAPORE - 0.3%
         3,271,000  Hi-P International Ltd.(1)                             2,946
                                                                 ---------------
SOUTH AFRICA - 0.5%
           250,000  Edgars Consolidated Stores Ltd.                        6,283
                                                                 ---------------
SOUTH KOREA - 1.8%
           322,000  Daewoo Heavy Industries
                    & Machinery Ltd.(1)                                    2,494
           433,950  Dongkuk Steel Mill Co., Ltd.                           4,409
           991,900  Hankook Tire Co. Ltd.                                  9,131
           320,100  SODIFF Advanced
                    Materials Co., Ltd.                                    4,670
                                                                 ---------------
                                                                          20,704
                                                                 ---------------
SPAIN - 2.6%
         1,573,000  Enagas                                                17,465
           380,247  Gestevision Telecinco SA(1)                            5,978
           370,000  Red Electrica de Espana                                6,282
                                                                 ---------------
                                                                          29,725
                                                                 ---------------
SWEDEN - 2.8%
           658,700  Alfa Laval AB                                          9,315
            59,400  Autoliv Inc. SDR                                       2,480
           110,000  Axfood AB                                              2,825
           500,000  Getinge AB Cl B                                        5,553
         1,146,100  Swedish Match AB                                      11,622
                                                                 ---------------
                                                                          31,795
                                                                 ---------------
SWITZERLAND - 2.9%
            20,100  Geberit AG                                            14,334
           493,400  Phonak Holding AG                                     14,901
            17,100  Rieter Holding AG                                      4,610
                                                                 ---------------
                                                                          33,845
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 4.2%
        17,193,197  Coretronic Corp.                                      16,835
         7,287,350  King Yuan Electronics
                    Company Limited                                        6,212
         3,259,260  Novatek Microelectronics
                    Corp., Ltd.                                            8,315
         7,216,475  Optimax Technology Corporation                        17,346
                                                                 ---------------
                                                                          48,708
                                                                 ---------------
THAILAND - 0.4%
         1,400,000  Total Access Communication
                    Public Company Limited(1)                              4,228
                                                                 ---------------
UNITED KINGDOM - 12.3%
           661,000  AWG plc(1)                                             7,561
       176,956,000  AWG plc - redeemable(1)                                  310
           300,000  Bovis Homes Group plc                                  3,031
           859,200  Burren Energy plc(1)                                   5,426
           686,800  Cairn Energy plc(1)                                   18,574
         1,606,000  Enterprise Inns plc                                   15,850
         1,224,000  HMV Group plc                                          4,930

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                          ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           897,000  IMI plc                                                5,697
           855,200  Inchcape plc                                          25,613
           570,000  Intertek Group plc                                     5,882
         2,215,700  Kesa Electricals plc                                  11,233
         1,330,000  Northumbrian Water Group plc                           3,395
           601,000  Pennon Group plc                                       8,864
           805,400  RMC Group plc                                          9,234
         1,229,900  William Hill plc                                      12,060
           499,424  Wimpey (George) plc                                    3,784
                                                                 ---------------
                                                                         141,444
                                                                 ---------------
UNITED STATES - 0.6%
           186,000  NII Holdings Inc. Cl B(1)                              6,817
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,104,277
  (Cost $949,139)                                                ---------------

PREFERRED STOCKS - 0.5%
BRAZIL - 0.5%
           379,200  Usinas Siderurgicas
                    de Minas Gerais SA Cl A                                6,005
                                                                 ---------------
  (Cost $5,688)

TEMPORARY CASH INVESTMENTS - 3.6%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Treasury obligations,
3.88%, 4/15/29, valued at $42,132), in a joint
trading account at 1.53%, dated 8/31/04,
due 9/1/04 (Delivery value $41,202)                                       41,200
                                                                 ---------------
  (Cost $41,200)

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 0.2%
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by U.S.
Government Agency obligations), 1.57%,
dated 8/31/04, due 9/1/04 (Delivery value $1,941)                          1,941
                                                                 ---------------
  (Cost $1,941)

TOTAL INVESTMENT SECURITIES - 100.3%                                   1,153,423
                                                                 ---------------
  (Cost $997,968)

OTHER ASSETS AND LIABILITIES - (0.3)%                                    (3,791)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  1,149,632
                                                                 ===============

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
Consumer Discretionary                                                   25.7%
Industrials                                                              11.1%
Information Technology                                                   10.2%
Health Care                                                               9.6%
Energy                                                                    9.4%
Materials                                                                 8.4%
Financials                                                                6.3%
Consumer Staples                                                          6.2%
Utilities                                                                 4.8%
Telecommunication Services                                                4.8%
Temporary Cash Investments                                                3.6%
Collateral Received for Securities Lending                                0.2%
Other Assets and Liabilities                                            (0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2004.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ IN THOUSANDS)

1. FEDERAL TAX INFORMATION

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $1,000,536
                                                                 ===============
Gross tax appreciation of investments                                 $ 172,701
Gross tax depreciation of investments                                   (19,814)
                                                                 ---------------
Net tax appreciation of investments                                   $ 152,887
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
AUGUST 31, 2004
[american century logo and text logo]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.3%
ARGENTINA - 0.6%
            21,255  Telecom Argentina SA ADR(1)                   $          194
            24,192  Tenaris SA ADR                                           933
                                                                 ---------------
                                                                           1,127
                                                                 ---------------
BRAZIL - 6.4%
           256,772  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(1)                             5,289
           302,976  Tele Norte Leste
                    Participacoes SA ADR                                   4,151
            80,060  Votorantim Celulose
                    e Papel SA ADR                                         2,813
                                                                 ---------------
                                                                          12,253
                                                                 ---------------
CANADA - 2.7%
           176,601  PetroKazakhstan Inc. Cl A
                    New York Shares                                        5,293
                                                                 ---------------
CHILE - 2.0%
           222,947  Cia Cervecerias Unidas SA                              1,050
        25,726,723  Colbun SA                                              2,797
                                                                 ---------------
                                                                           3,847
                                                                 ---------------
CZECH REPUBLIC - 1.9%
           162,522  Zentiva N.V.(1)                                        3,697
                                                                 ---------------
EGYPT - 1.1%
            41,996  MobiNil - Egyptian Company
                    Mobile Services                                          640
            65,490  Orascom Telecom Holding Sae(1)                         1,502
                                                                 ---------------
                                                                           2,142
                                                                 ---------------
HONG KONG - 2.7%
         2,238,000  China Mengniu Dairy Co. Ltd.(1)                        1,406
         1,010,000  Cosco Pacific Limited                                  1,515
         1,661,500  Lifestyle International
                    Holdings Ltd.(1)                                       2,215
                                                                 ---------------
                                                                           5,136
                                                                 ---------------
HUNGARY - 1.6%
             9,941  Gedeon Richter Rt.                                     1,065
            48,493  Mol Magyar Olaj-es Gazipari Rt.                        2,113
                                                                 ---------------
                                                                           3,178
                                                                 ---------------
INDIA - 4.9%
           109,100  Hughes Software Systems Limited                        1,281
           135,000  Reliance Energy Ltd.                                   1,904
           225,400  Reliance Industries Ltd.                               2,314
            42,889  Tata Consultancy Services Ltd.(1)                        915
         2,186,000  Union Bank of India Limited                            3,125
                                                                 ---------------
                                                                           9,539
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
INDONESIA - 2.8%
        12,813,500  PT Bank Rakyat Indonesia                               2,359
         5,958,800  PT Indocement Tunggal
                    Prakarsa Tbk(1)                                        1,018
         4,339,500  PT Indonesian Satellite Corp. Tbk                      1,945
                                                                 ---------------
                                                                           5,322
                                                                 ---------------
ISRAEL - 0.7%
            51,816  Teva Pharmaceutical Industries
                    Ltd. ADR                                               1,412
                                                                 ---------------
LUXEMBOURG - 0.0%
             3,667  Quilmes Industrial SA ADR                                 64
                                                                 ---------------
MALAYSIA - 3.3%
         2,806,000  Commerce Asset Holdings Bhd                            3,397
           945,500  Digi.Com Bhd(1)                                        1,174
           555,860  E&O Property Development Bhd(1)                           38
         6,712,600  E&O Property Development Bhd Cl B(1)                     989
           782,000  MK Land Holdings Bhd                                     473
           203,000  Transmile Group Bhd                                      374
                                                                 ---------------
                                                                           6,445
                                                                 ---------------
MEXICO - 7.4%
            16,575  Cemex SA de CV ADR                                       469
            71,811  Desarrolladora Homex
                    SA de CV ADR(1)                                        1,234
         5,040,920  Empresas ICA Sociedad
                    Controladora SA de CV(1)                               1,480
           920,659  Grupo Mexico SA de CV(1)                               3,293
           345,562  Kimberly-Clark de Mexico
                    SA de CV Cl A                                            951
           891,496  Urbi Desarrollos Urbanos
                    SA de CV(1)                                            2,860
         1,223,759  Wal-Mart de Mexico
                    SA de CV, Series V                                     3,892
                                                                 ---------------
                                                                          14,179
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 4.4%
         3,200,000  China Travel International
                    Investment Hong Kong Limited                             656
         2,161,000  Jiangxi Copper Co. Ltd.                                  990
        11,842,000  Sinopec Shanghai Petrochemical
                    Company Limited Cl H                                   4,100
         1,676,000  Sinopec Zhenhai Refining &
                    Chemical Co. Ltd. Cl H                                 1,612
           731,000  Wumart Stores Inc. Cl H(1)                             1,186
                                                                 ---------------
                                                                           8,544
                                                                 ---------------
PHILIPPINES - 0.7%
            62,600  Philippine Long Distance
                    Telephone(1)                                           1,411
                                                                 ---------------
POLAND - 4.2%
            64,128  Agora SA(1)                                              930
           736,399  Elektrim SA(1)                                         1,612
           678,947  KGHM Polska Miedz SA(1)                                5,573
                                                                 ---------------
                                                                           8,115
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
RUSSIAN FEDERATION - 6.3%
           228,071  LUKOIL                                                 6,739
            20,174  Mobile Telesystems ADR                                 2,610
         1,051,728  VolgaTelecom                                           2,892
                                                                 ---------------
                                                                          12,241
                                                                 ---------------
SOUTH AFRICA - 9.6%
           164,500  Anglo American plc                                     3,733
            12,722  Edgars Consolidated Stores Ltd.                          320
           192,408  Gold Fields Limited                                    2,338
            34,302  Impala Platinum Holdings Limited                       2,883
           201,775  Ispat Iscor Limited                                    1,427
           449,061  Nampak Ltd.                                              946
           210,562  SABMiller plc                                          2,635
           303,263  Sappi Ltd.                                             4,275
                                                                 ---------------
                                                                          18,557
                                                                 ---------------
SOUTH KOREA - 14.8%
           234,520  Daewoo Heavy Industries &
                    Machinery Ltd.(1)                                      1,817
           161,760  Daewoo Shipbuilding &
                    Marine Engineering Co. Ltd.                            1,819
            50,570  Hana Bank                                              1,135
            79,430  Hanmi Pharm Co. Ltd.                                   2,466
            91,500  Honam Petrochemical Corporation                        3,528
           239,320  Hynix Semiconductor Inc.(1)                            2,172
           300,700  Hyundai Engineering &
                    Construction Co., Ltd.(1)                              2,768
           257,430  Hyundai Merchant Marine(1)                             2,347
            58,359  Phoenix PDE Co. Ltd.(1)                                1,723
            17,710  POSCO                                                  2,545
            12,300  Samsung Electronics                                    4,817
            74,100  Shinhan Financial Group Co., Ltd.                      1,255
                                                                 ---------------
                                                                          28,392
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 11.0%
           287,000  Asia Optical Co. Inc.                                  1,566
           206,072  AU Optronics Corp. ADR                                 2,553
           512,000  China Steel Corp.                                        480
            62,125  China Steel Corp. GDR                                  1,148
           619,000  Formosa Petrochemical Corp.                              986
         2,265,990  Gemtek Technology Corp.                                4,678
         1,359,000  Lian Hwa Food Corp.                                      379
           919,000  Novatek Microelectronics
                    Corp., Ltd.                                            2,345
           969,150  O-TA Precision Industry Co Ltd.                        1,958
           812,130  Powertech Technology Inc.                              1,413
           160,272  Taishin Financial Holdings Co. Ltd.                      122
           125,507  Tripod Technology Corp.                                  144
         3,014,550  Wan Hai Lines Limited                                  2,721
           678,000  Yung Shin Pharmaceutical
                    Industries Co., Ltd.                                     514
                                                                 ---------------
                                                                          21,007
                                                                 ---------------
THAILAND - 0.3%
           144,900  Banpu Public Company Limited                             491
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
TURKEY - 2.8%
       928,226,563  Dogan Sirketler Grubu Holdings(1)                      1,591
       202,541,780  Otokar Otobus Karoseri
                    Sanayi AS(1)                                             802
     1,359,301,569  Tofas Turk Otomobil Fabrik(1)                          2,963
                                                                 ---------------
                                                                           5,356
                                                                 ---------------
UNITED KINGDOM - 2.1%
           228,925  Antofagasta plc                                        4,122
                                                                 ---------------
TOTAL COMMON STOCKS                                                      181,870
  (Cost $168,231)                                                ---------------

PREFERRED STOCKS - 1.5%
BRAZIL - 1.3%
           155,600  Usinas Siderurgicas de Minas
                    Gerais SA Cl A                                         2,464
                                                                 ---------------
CHILE - 0.2%
           230,061  Embotelladora Andina SA                                  432
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                     2,896
  (Cost $2,216)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 3.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.25%,
5/15/16, $6,377), in a joint trading account
at 1.53%, dated 8/31/04, due 9/1/04
(Delivery value $6,200)                                                    6,200
                                                                 ---------------
  (Cost $6,200)

TOTAL INVESTMENT SECURITIES - 99.0%                                      190,966
                                                                 ---------------
  (COST $176,647)

OTHER ASSETS AND LIABILITIES - 1.0%                                        1,905
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $      192,871
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                         ($ IN THOUSANDS)
                                                                   Unrealized
   Contracts to Sell          Settlement Date           Value         Gain
--------------------------------------------------------------------------------
31,010,162 ZAR for USD           10/1/04               $4,645         $142
                                               =================================
(Value on Settlement Date $4,787)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
Materials                                               25.3%
Energy                                                  10.3%
Information Technology                                  10.3%
Consumer Staples                                        10.1%
Industrials                                              9.8%
Telecommunication Services                               8.7%
Financials                                               7.9%
Consumer Discretionary                                   6.3%
Health Care                                              4.7%
Utilities                                                2.4%
Temporary Cash Investments                               3.2%
Other Assets and Liabilities                             1.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
USD = United States Dollar
ZAR = South African Rand
(1)   Non-income producing.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ IN THOUSANDS)

1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                  $     177,169
                                                ===============
Gross tax appreciation of investments            $      17,923
Gross tax depreciation of investments                   (4,126)
                                                ---------------
Net tax appreciation of investments              $      13,797
                                                ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
AUGUST 31, 2004
[american century logo and text logo]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
AUSTRALIA - 1.4%
           428,295  BHP Billiton Limited                          $       3,972
                                                                 ---------------
BELGIUM - 0.7%
            27,000  Mobistar SA(1)                                        1,851
                                                                 ---------------
BERMUDA - 3.1%
            58,228  Axis Capital Holdings Limited                         1,390
            63,700  Nabors Industries Ltd.(1)                             2,809
           140,500  Tyco International Ltd.                               4,400
                                                                 ---------------
                                                                          8,599
                                                                 ---------------
CANADA - 1.4%
            95,100  EnCana Corp.                                          3,887
                                                                 ---------------
CHANNEL ISLANDS - 0.5%
            71,710  Amdocs Ltd.(1)                                        1,441
                                                                 ---------------
CZECH REPUBLIC - 0.6%
            75,044  Zentiva N.V.(1)                                       1,707
                                                                 ---------------
ESTONIA - 0.7%
           233,200  Hansabank Ltd.                                        1,955
                                                                 ---------------
FRANCE - 4.0%
           107,171  Axa                                                   2,193
            99,500  JC Decaux SA(1)                                       1,946
            31,130  Schneider SA                                          1,952
            25,400  Societe Generale Cl A                                 2,173
            13,800  Total SA Cl B                                         2,693
                                                                 ---------------
                                                                         10,957
                                                                 ---------------
GERMANY - 2.5%
            47,290  Continental AG                                        2,458
            11,190  Puma AG Rudolf Dassler Sport                          2,738
            12,300  SAP AG                                                1,795
                                                                 ---------------
                                                                          6,991
                                                                 ---------------
GREECE - 1.8%
           118,580  EFG Eurobank Ergasias SA                              2,601
           119,000  Greek Organization of Football
                    Prognostics SA                                        2,292
                                                                 ---------------
                                                                          4,893
                                                                 ---------------
INDIA - 0.4%
            51,861  Tata Consultancy Services Ltd.(1)                     1,106
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
ISRAEL - 1.2%
           117,356  Teva Pharmaceutical Industries
                    Ltd. ADR                                              3,198
                                                                 ---------------
ITALY - 1.4%
            27,000  e.Biscom(1)                                           1,316
           566,790  RCS MediaGroup SpA                                    2,473
                                                                 ---------------
                                                                          3,789
                                                                 ---------------
JAPAN - 8.9%
            42,000  Canon, Inc.                                           2,011
           140,500  Chugai Pharmaceutical Co. Ltd.                        2,075
            35,300  Fast Retailing Company Limited                        2,558
            22,100  Hoya Corp.                                            2,139
            68,000  Ito-Yokado Co., Ltd.                                  2,520
           127,000  JSR Corp.                                             2,132
               630  NET One Systems Co. Ltd.                              2,283
            26,600  ORIX Corporation                                      2,740
           148,000  Sharp Corp.                                           2,077
           238,000  Shinsei Bank Ltd.                                     1,436
               415  Sumitomo Mitsui Financial
                    Group Inc.(2)                                         2,516
                                                                 ---------------
                                                                         24,487
                                                                 ---------------
NETHERLANDS - 2.3%
           133,924  ING Groep N.V.                                        3,273
            95,600  Randstad Holdings N.V.                                2,921
                                                                 ---------------
                                                                          6,194
                                                                 ---------------
RUSSIAN FEDERATION - 0.7%
            14,640  Mobile Telesystems ADR                                1,894
                                                                 ---------------
SOUTH AFRICA - 0.6%
           229,560  Naspers Ltd.                                          1,691
                                                                 ---------------
SOUTH KOREA - 2.5%
            49,250  Hyundai Motor Co. Ltd.                                2,134
            43,000  Kookmin Bank(1)                                       1,374
             8,410  Samsung Electronics                                   3,294
                                                                 ---------------
                                                                          6,802
                                                                 ---------------
SPAIN - 1.3%
            70,000  Banco Sabadell SA                                     1,395
           102,500  Repsol YPF SA                                         2,124
                                                                 ---------------
                                                                          3,519
                                                                 ---------------
SWEDEN - 1.3%
           821,270  Telefonaktiebolaget LM
                    Ericsson B Shares(1)                                  2,213
            43,600  Volvo AB Cl B                                         1,492
                                                                 ---------------
                                                                          3,705
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 7.1%
           314,306  ABB Limited(1)                                        1,782
            54,620  Compagnie Financiere Richemont
                    AG A Shares                                           1,397
            10,560  Nestle SA                                             2,500
            17,150  Nobel Biocare Holding AG                              2,427
            73,500  Novartis AG                                           3,402
            28,500  Roche Holding AG                                      2,766
            20,930  Swatch Group AG                                       2,577
            39,422  UBS AG                                                2,646
                                                                 ---------------
                                                                         19,497
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.0%
           513,570  Novatek Microelectronics
                    Corp., Ltd.                                           1,310
           626,517  Optimax Technology Corporation                        1,506
                                                                 ---------------
                                                                          2,816
                                                                 ---------------
UNITED KINGDOM - 4.6%
            99,068  Man Group plc                                         2,365
           133,765  Reckitt Benckiser plc                                 3,524
           344,509  Smith & Nephew plc                                    3,108
           743,000  Tesco plc                                             3,565
                                                                 ---------------
                                                                         12,562
                                                                 ---------------
UNITED STATES - 46.5%
            17,000  3M Co.                                                1,400
            31,000  Aetna Inc.                                            2,872
            70,200  American Express Co.                                  3,512
            41,400  American International Group, Inc.                    2,949
           273,000  American Tower Corp. Cl A(1)                          4,065
            78,000  Boston Scientific Corp.(1)                            2,787
            40,300  Broadcom Corp.(1)                                     1,094
           111,300  Cisco Systems Inc.(1)                                 2,088
            78,150  Citigroup Inc.                                        3,641
            44,000  Clorox Company                                        2,325
           226,000  Corning Inc.(1)                                       2,287
            36,000  Corporate Executive
                    Board Co. (The)                                       2,119
            71,700  Danaher Corp.                                         3,687
            79,610  Digital River Inc.(1)                                 1,916
            35,640  eBay Inc.(1)                                          3,084
           134,400  EMC Corp.(1)                                          1,447
           120,500  Exxon Mobil Corp.                                     5,555
            76,610  Genentech, Inc.(1)                                    3,737
           171,800  General Electric Co.                                  5,634
            43,500  Gilead Sciences, Inc.(1)                              3,007
            80,500  Gillette Company                                      3,421
            15,820  Goldman Sachs Group, Inc. (The)                       1,418
            45,200  Harrah's Entertainment, Inc.                          2,178
            79,000  Honeywell International Inc.                          2,842
            57,500  Kohl's Corp.(1)                                       2,845
           128,000  McAfee Inc.(1)                                        2,532
            59,750  Medicis Pharmaceutical Corp. Cl A                     2,188
            84,510  Medtronic, Inc.                                       4,204
           108,786  Monster Worldwide Inc.(1)                             2,201
           172,110  Motorola, Inc.                                        2,781
            49,361  National Financial Partners Corp.                     1,698

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
           144,470  Nextel Communications, Inc.(1)                        3,350
            72,500  Noble Corp.(1)                                        2,916
           142,180  PerkinElmer, Inc.                                     2,485
            66,040  Pfizer, Inc.                                          2,158
            80,200  Procter & Gamble Co. (The)                            4,490
            59,156  Prudential Financial Inc.                             2,732
            42,300  ResMed Inc.(1)                                        2,021
            24,000  SLM Corporation                                         936
            31,750  Textron Inc.                                          2,016
            34,330  United Parcel Service, Inc. Cl B                      2,508
            42,500  UnitedHealth Group Incorporated                       2,811
            68,630  Verizon Communications                                2,694
            63,000  Wachovia Corp.                                        2,955
           148,875  XTO Energy Inc.                                       4,174
            75,800  Yahoo! Inc.(1)                                        2,161
                                                                 ---------------
                                                                        127,921
                                                                 ---------------
TOTAL COMMON STOCKS                                                     265,434
  (Cost $231,427)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.2%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 1.72%, 2/17/05, valued at $8,960),
in a joint trading account at 1.53%,
dated 8/31/04, due 9/1/04
(Delivery value $8,800)                                                   8,800
                                                                 ---------------
  (Cost $8,800)

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 0.8%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by U.S. Government
Agency obligations), 1.57%, dated 8/31/04,
due 9/1/04 (Delivery value $2,209)                                        2,209
                                                                 ---------------
  (Cost $2,209)

TOTAL INVESTMENT SECURITIES - 100.5%                                    276,443
                                                                 ---------------
  (COST $242,436)

OTHER ASSETS AND LIABILITIES - (0.5)%                                    (1,454)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $     274,989
                                                                 ===============

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

Financials                                                      18.5%
Health Care                                                     17.1%
Industrials                                                     13.8%
Information Technology                                          11.7%
Consumer Discretionary                                          10.7%
Energy                                                           8.8%
Consumer Staples                                                 8.1%
Telecommunication Services                                       5.6%
Materials                                                        2.2%
Temporary Cash Investments                                       3.2%
Collateral Received for Securities Lending                       0.8%
Other Assets and Liabilities                                   (0.5)%

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of August 31, 2004.
(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ IN THOUSANDS)

1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $     242,509
                                                                 ===============
Gross tax appreciation of investments                             $      40,100
Gross tax depreciation of investments                                    (6,166)
                                                                 ---------------
Net tax appreciation of investments                               $      33,934
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
AUGUST 31, 2004
[american century logo and text logo]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
AUSTRIA - 1.0%
            28,048  Andritz AG                                          $  1,494
                                                                 ---------------
BAHAMAS - 0.9%
            64,786  Steiner Leisure Ltd.(1)                                1,384
                                                                 ---------------
BELGIUM - 1.0%
            17,571  Icos Vision Systems N.V.(1)                              372
            46,768  Option International(1)                                1,183
                                                                 ---------------
                                                                           1,555
                                                                 ---------------
CANADA - 5.9%
           197,570  Extendicare Inc.(1)                                    2,293
            87,117  Home Capital Group Inc.                                1,460
            82,038  Peyto Energy Trust                                     2,084
            91,323  Sierra Wireless(1)                                     1,616
           100,465  Transat AT Inc.(1)                                     1,699
                                                                 ---------------
                                                                           9,152
                                                                 ---------------
DENMARK - 3.1%
            33,148  Bang & Olufsen AS                                      1,898
            12,509  Bavarian Nordic A/S(1)                                 1,277
             5,078  Bryggerigruppen A/S                                      282
            22,636  Topdanmark A/S(1)                                      1,417
                                                                 ---------------
                                                                           4,874
                                                                 ---------------
FINLAND - 2.4%
            22,437  Nokian Renkaat Oyj                                     2,307
           131,952  Perlos Oyj                                             1,393
                                                                 ---------------
                                                                           3,700
                                                                 ---------------
FRANCE - 2.7%
            42,708  Alten(1)                                                 744
            14,473  Ipsos                                                  1,394
            95,470  SR Teleperformance                                     2,058
                                                                 ---------------
                                                                           4,196
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
GERMANY - 6.0%
            37,990  AWD Holding AG                                         1,269
            47,836  Balda AG                                                 372
            13,297  DIS Deutscher Industrie Service AG                       370
            20,523  Funkwerk AG                                              740
            27,724  GfK AG                                                   723
            32,924  Grenkeleasing AG                                       1,304
            10,061  Krones AG                                                889
            34,283  MPC Muenchmeyer
                    Petersen Capital AG                                    2,406
            48,653  Techem AG(1)                                           1,239
                                                                 ---------------
                                                                           9,312
                                                                 ---------------
GREECE - 1.7%
            67,548  Fourlis SA(1)                                            395
            89,740  Germanos SA                                            2,188
                                                                 ---------------
                                                                           2,583
                                                                 ---------------
HONG KONG - 1.1%
         1,036,000  Techtronic Industries
                    Company Limited                                        1,634
                                                                 ---------------
IRELAND - 0.8%
            97,785  Paddy Power plc                                        1,192
                                                                 ---------------
ITALY - 1.4%
           259,818  Interpump SpA                                          1,346
            57,487  Marzotto SpA                                             771
                                                                 ---------------
                                                                           2,117
                                                                 ---------------
JAPAN - 28.8%
            73,100  AOC Holdings Inc.(1)                                     632
            50,513  Arbeit-Times Co., Ltd.(1)                              1,158
               821  Arealink Co., Ltd.                                     2,244
               185  Cyber Agent Limited(1)                                 1,425
               543  Cybernet Systems Co. Ltd.                              1,922
            29,700  Diamond City Co., Ltd.                                   789
            19,700  Diamond City Co., Ltd. -
                    new shares(1)                                            523
               351  en-japan Inc.                                            544
               351  en-japan Inc.(1)                                         544
               516  EPS Co. Ltd.(1)                                        2,016
            83,400  Exedy Corp.                                            1,474
            48,674  First Juken Co., Ltd.                                  1,118
            17,700  Goldcrest Company Limited                              1,159
            63,000  Hitachi Koki Co., Ltd.                                   431
           361,000  J-Oil Mills Inc.                                       1,424
               447  Kennedy-Wilson Japan(1)                                1,997
            36,000  Nihon Dempa Kogyo Co. Ltd.                               786
            22,200  Nishimatsuya Chain Co. Ltd.                              790
               995  Niws Co. Ltd.                                          2,901
               317  Okinawa Cellular Telephone Co.                         3,083
            19,200  Phoenix Electric Co. Ltd.                                782
           116,200  Point Inc.                                             2,905
            17,500  Roland DG Corp.(1)                                       852
            51,280  Sanei-International Co. Ltd.                           1,764
            20,600  SHUEI YOBIKO Co. Ltd.(1)                                 614

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               141  SK-Electronics Ltd.(1)                                 1,436
            63,000  Sysmex Corp.                                           2,214
               245  Take And Give Needs Co., Ltd.(1)                       2,742
           107,200  Toho Pharmaceutical Co., Ltd.                          1,799
           713,000  Toyo Tire & Rubber Co. Ltd.                            2,413
            20,000  Watabe Wedding Corp.(1)                                  459
                                                                 ---------------
                                                                          44,940
                                                                 ---------------
LUXEMBOURG - 1.6%
            72,202  SBS Broadcasting SA(1)                                 2,527
                                                                 ---------------
MEXICO - 1.9%
         1,740,848  Corporacion GEO, SA de CV,
                    Series B(1)                                            2,271
            35,230  Grupo Aeroportuario
                    del Sureste SA de CV ADR                                 747
                                                                 ---------------
                                                                           3,018
                                                                 ---------------
NETHERLANDS - 0.3%
            44,702  Trader Classified Media N.V.                             485
                                                                 ---------------
NORWAY - 3.3%
            94,671  Ekornes ASA                                            1,955
           466,102  Tandberg Television ASA(1)                             3,219
                                                                 ---------------
                                                                           5,174
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.0%
         4,488,000  Sinopec Beijing Yanhua
                    Petrochemical Co., Ltd.                                1,553
                                                                 ---------------
PORTUGAL - 1.4%
           149,230  Impresa SGPS(1)                                          717
           388,738  SonaeCom, SGPS, SA(1)                                  1,516
                                                                 ---------------
                                                                           2,233
                                                                 ---------------
RUSSIAN FEDERATION - 0.5%
           296,123  VolgaTelecom                                             814
                                                                 ---------------
SINGAPORE - 3.1%
         6,390,500  Accord Customer Care
                    Solutions Limited(1)                                   2,410
         4,773,680  Cosco Investment
                    Singapore Limited                                      2,387
                                                                 ---------------
                                                                           4,797
                                                                 ---------------
SOUTH KOREA - 1.3%
            63,400  Kumho Electric Inc.                                    2,084
                                                                 ---------------
SPAIN - 2.2%
            53,730  Aldeasa, SA                                            1,595
           172,924  Cortefiel SA                                           1,870
                                                                 ---------------
                                                                           3,465
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
SWEDEN - 1.9%
            80,287  Elekta AB Cl B(1)                                      1,827
            47,970  Q-Med AB                                               1,110
                                                                 ---------------
                                                                           2,937
                                                                 ---------------
SWITZERLAND - 2.6%
             5,732  Leica Geosystems AG(1)                                 1,235
               696  Saia-Burgess Electronics                                 382
            72,670  SEZ Holding AG(1)                                      1,650
            97,520  Temenos Group AG(1)                                      732
                                                                 ---------------
                                                                           3,999
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 4.9%
         1,033,690  Career Technology
                    Company Limited                                        1,540
         2,519,905  King Yuan Electronics
                    Company Limited                                        2,147
           311,895  Novatek Microelectronics Corp., Ltd.                     796
           573,153  Optimax Technology Corporation                         1,378
           977,980  Powertech Technology Inc.                              1,702
                                                                 ---------------
                                                                           7,563
                                                                 ---------------
TURKEY - 1.7%
       227,171,624  Dogan Yayin Holding(1)                                   816
       259,858,058  Eregli Demir ve Celik
                    Fabrikalari TAS                                          891
       217,971,961  Otokar Otobus Karoseri
                    Sanayi AS(1)                                             864
                                                                 ---------------
                                                                           2,571
                                                                 ---------------
UNITED KINGDOM - 10.8%
           197,260  Acambis plc(1)                                         1,097
         2,857,786  Ashtead Group plc(1)                                   2,488
           412,369  CSR plc(1)                                             2,691
           240,507  French Connection Group plc                            1,666
           188,003  Mothercare plc                                         1,077
           322,654  Pendragon plc                                          1,827
           180,153  Savills plc                                            1,338
           102,751  Ultra Electronics Holdings plc                         1,186
           311,891  United Drug plc                                        1,121
           224,634  Whatman plc                                              782
           504,274  Wolfson Microelectronics plc(1)                        1,590
                                                                 ---------------
                                                                          16,863
                                                                 ---------------
TOTAL COMMON STOCKS                                                      148,216
  (Cost $130,058)                                                ---------------

TEMPORARY CASH INVESTMENTS - 4.5%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Treasury
obligations, 3.88%, 4/15/29, valued at $7,158),
in a joint trading account at 1.53%,
dated 8/31/04, due 9/1/04
(Delivery value $7,000)                                                    7,000
                                                                 ---------------
  (Cost $7,000)

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
                             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%                                      155,216
                                                                 ---------------
  (Cost $137,058)

OTHER ASSETS AND LIABILITIES - 0.2%                                          333
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                               $155,549
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
Consumer Discretionary                                                     30.4%
Information Technology                                                     18.5%
Industrials                                                                17.7%
Financials                                                                 12.6%
Health Care                                                                 8.2%
Telecommunication Services                                                  3.5%
Energy                                                                      1.7%
Materials                                                                   1.6%
Consumer Staples                                                            1.1%
Temporary Cash Investments                                                  4.5%
Other Assets and Liabilities                                                0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ IN THOUSANDS)

1. FEDERAL TAX INFORMATION

As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $137,442
                                                                 ===============
Gross tax appreciation of investments                                  $ 23,550
Gross tax depreciation of investments                                    (5,776)
                                                                 ---------------
Net tax appreciation of investments                                    $ 17,774
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
AUGUST 31, 2004
[american century logo and text logo]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.8%
BIOTECHNOLOGY - 19.9%
            32,352  Amgen Inc.(1)                                  $   1,918,150
            58,000  Applera Corporation-Applied
                    Biosystems Group                                   1,104,320
            65,645  Biogen Idec Inc.(1)                                3,894,718
            18,039  Charles River Laboratories(1)                        785,598
           120,000  Connetics Corporation(1)                           3,078,000
            70,163  Genentech, Inc.(1)                                 3,422,551
            62,000  Genzyme Corp.(1)                                   3,348,000
           100,000  Gilead Sciences, Inc.(1)                           6,913,001
           112,000  Serologicals Corp.(1)                              2,345,280
           133,000  United Therapeutics Corp.(1)                       3,951,430
                                                                 ---------------
                                                                      30,761,048
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 28.6%
            36,000  Bard (C.R.), Inc.                                  2,019,600
            31,739  Beckman Coulter Inc.                               1,770,719
            55,691  Biomet Inc.                                        2,542,294
            25,785  Biosite Incorporated(1)                            1,220,920
           158,000  Boston Scientific Corp.(1)                         5,645,339
            13,800  Cooper Companies, Inc. (The)                         799,710
            99,836  Cytyc Corp.(1)                                     2,392,071
            56,841  Edwards Lifesciences
                    Corporation(1)                                     2,007,056
           113,000  Hospira Inc.(1)                                    3,130,100
           130,000  Medtronic, Inc.                                    6,467,499
            69,525  Mentor Corp.                                       2,445,890
            51,500  Mine Safety Appliances Company                     2,035,795
            21,283  Respironics, Inc.(1)                               1,132,256
            85,515  Smith & Nephew plc ORD                               771,431
            23,500  St. Jude Medical, Inc.(1)                          1,580,375
            22,751  Stryker Corp.                                      1,030,620
            39,548  Urologix Inc.(1)                                     397,853
            61,500  Varian Inc.(1)                                     2,418,180
            80,000  Vascular Solutions Inc.(1)                           723,200
            73,000  VISX, Inc.(1)                                      1,480,440
            55,450  Waters Corp.(1)                                    2,401,540
                                                                 ---------------
                                                                      44,412,888
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 26.4%
            75,000  Aetna Inc.                                         6,948,749
            72,500  American Healthcorp, Inc.(1)                       1,957,500
            70,000  Cerner Corporation(1)                              3,066,700
            60,000  Community Health Systems Inc.(1)                   1,500,000
            87,913  Covance Inc.(1)                                    3,292,342
            26,500  Fresenius Medical Care AG ORD                      1,935,308
            86,500  Inveresk Research Group Inc.(1)                    3,071,615
            58,540  Matria Healthcare Inc.(1)                          1,546,627
            75,000  Option Care Inc.                                   1,179,750
            62,000  Owens & Minor Inc.                                 1,519,000
            43,000  Patterson Cos. Inc.(1)                             3,148,890
            70,000  Priority Healthcare Corp. Cl B(1)                  1,556,100
            97,853  Renal Care Group Inc.(1)                           3,099,005

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            58,000  SFBC International, Inc.(1)                        1,566,000
            50,072  Triad Hospitals Inc.(1)                            1,591,789
            58,810  UnitedHealth Group Incorporated                    3,889,105
                                                                 ---------------
                                                                      40,868,480
                                                                 ---------------
PHARMACEUTICALS - 15.8%
            73,000  Able Laboratories Inc.(1)                          1,569,500
           111,106  First Horizon Pharmaceutical
                    Corporation(1)                                     1,871,025
           125,000  IVAX Corp.(1)                                      2,420,000
            38,820  Medicis Pharmaceutical Corp. Cl A                  1,421,588
           125,000  Merck & Co., Inc.                                  5,621,251
            85,000  Novartis AG ORD                                    3,934,656
           105,000  Salix Pharmaceuticals Ltd.(1)                      2,455,950
            62,979  Sanofi-Aventis ADR                                 2,242,052
           107,000  Teva Pharmaceutical Industries
                    Ltd. ADR                                           2,915,750
                                                                 ---------------
                                                                      24,451,772
                                                                 ---------------
REAL ESTATE - 5.1%
           106,012  Healthcare Realty Trust Inc.                       4,001,953
           113,000  Senior Housing Properties Trust                    1,977,500
            72,500  Ventas Inc.                                        1,982,875
                                                                 ---------------
                                                                       7,962,328
                                                                 ---------------
TOTAL COMMON STOCKS                                                  148,456,516
  (Cost $138,214,728)                                             ---------------

TEMPORARY CASH INVESTMENTS - 3.4%
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Treasury obligations,
3.88%, 4/15/29, valued at $5,317,618),
in a joint trading account at 1.53%,
dated 8/31/04, due 9/1/04
(Delivery value $5,200,221)
                                                                       5,200,000
                                                                 ---------------
  (Cost $5,200,000)

TOTAL INVESTMENT SECURITIES - 99.2%                                  153,656,516
                                                                 ---------------
  (COST $143,414,728)

OTHER ASSETS AND LIABILITIES - 0.8%                                    1,281,565
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $154,938,081
                                                                 ===============

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                     Settlement                           Unrealized
to Sell                          Date               Value             Loss
--------------------------------------------------------------------------------
2,469,250  CHF for USD         9/30/04          $ 1,954,162        $ (17,875)
  883,699  Euro for USD        9/30/04            1,076,656           (9,708)
  430,450  Euro for USD        9/30/04              524,440           (6,167)
  415,009  Euro for USD        9/30/04              505,627           (6,363)
  254,103  GBP for USD         9/30/04              457,276           (2,235)
  165,080  GBP for USD         9/30/04              297,073           (1,784)
                                              ----------------------------------
                                                $ 4,815,234        $ (44,132)
                                              ==================================
(Value on Settlement Date $4,771,102)
*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 143,711,532
                                                       ---------------
Gross tax appreciation of investments                   $  13,156,050
Gross tax depreciation of investments                      (3,211,066)
                                                       ---------------
Net tax appreciation of investments                     $   9,944,984
                                                       ===============
The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
AUGUST 31, 2004
[american century logo and text logo]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.4%
AEROSPACE & DEFENSE - 2.2%
           219,000  BE Aerospace Inc.(1)                          $    2,321,400
            42,700  Mercury Computer
                    Systems Inc.(1)                                    1,153,754
                                                                 ---------------
                                                                       3,475,154
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.7%
            46,399  Corporate Executive Board
                    Co. (The)                                          2,731,045
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 12.1%
           207,689  Airspan Networks Inc.(1)                             853,602
            52,500  Avaya Inc.(1)                                        636,300
           122,700  CommScope Inc.(1)                                  2,438,049
           187,800  ECI Telecom Ltd.(1)                                1,295,820
           163,700  Juniper Networks, Inc.(1)                          3,747,093
            67,000  QUALCOMM Inc.                                      2,549,350
            43,000  Research In Motion Ltd.(1)                         2,589,460
           130,800  Tekelec(1)                                         2,389,716
           271,600  Tellabs, Inc.(1)                                   2,463,412
                                                                 ---------------
                                                                      18,962,802
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.1%
            75,101  Apple Computer, Inc.(1)                            2,590,233
           130,400  Dell Inc.(1)                                       4,543,136
           124,100  Novatel Wireless Inc.(1)                           2,438,565
                                                                 ---------------
                                                                       9,571,934
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.2%
           165,600  BellSouth Corp.                                    4,431,456
            92,300  SBC Communications Inc.                            2,380,417
           115,900  Verizon Communications                             4,549,075
                                                                 ---------------
                                                                      11,360,948
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
            29,211  Ii-Vi Inc.(1)                                      1,111,771
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 9.0%
            78,400  Amphenol Corp. Cl A(1)                             2,356,704
            33,200  Anixter International Inc.                         1,170,964
            40,600  Flir Systems Inc.(1)                               2,369,822
            93,000  Littelfuse, Inc.(1)                                3,387,060
            59,900  Paxar Corp.(1)                                     1,212,376
            19,200  Scansource Inc.(1)                                 1,152,768
            88,000  Trimble Navigation Ltd.(1)                         2,423,520
                                                                 ---------------
                                                                      14,073,214
                                                                 ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 4.0%
            31,200  Garmin Ltd.                                        1,213,992
            51,900  Harman International Industries Inc.               5,018,211
                                                                 ---------------
                                                                       6,232,203
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
            18,000  Textron Inc.                                       1,142,820
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 5.1%
            67,200  Infospace Inc.(1)                                  2,553,600
            65,900  Websense Inc.(1)                                   2,527,265
           104,500  Yahoo! Inc.(1)                                     2,979,295
                                                                 ---------------
                                                                       8,060,160
                                                                 ---------------
IT SERVICES - 12.1%
           190,300  Accenture Ltd. Cl A(1)                             4,966,830
            91,400  Cognizant Technology Solutions
                    Corporation(1)                                     2,506,188
            53,500  Computer Sciences Corp.(1)                         2,479,725
           165,900  Keane Inc.(1)                                      2,339,190
           152,900  Sabre Holdings Corp.                               3,516,700
           420,500  Sapient Corporation(1)                             3,153,750
                                                                 ---------------
                                                                      18,962,383
                                                                 ---------------
MEDIA - 4.4%
            72,200  EchoStar Communications
                    Corp. Cl A(1)                                      2,212,930
            31,800  Pixar(1)                                           2,471,496
            69,500  Univision Communications
                    Inc. Cl A(1)                                       2,293,500
                                                                 ---------------
                                                                       6,977,926
                                                                 ---------------
OFFICE ELECTRONICS - 2.5%
           117,000  Xerox Corp.(1)                                     1,571,310
            41,800  Zebra Technologies Corp. Cl A(1)                   2,388,870
                                                                 ---------------
                                                                       3,960,180
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
            81,900  ATI Technologies Inc.(1)                           1,184,274
           121,800  Cohu Inc.                                          1,922,004
           107,100  Cree Inc.(1)                                       2,678,571
            27,100  Maxim Integrated Products, Inc.                    1,176,953
           260,700  MEMC Electronic Materials Inc.(1)                  2,085,600
            45,400  Microchip Technology Inc.                          1,198,106
                                                                 ---------------
                                                                      10,245,508
                                                                 ---------------
SOFTWARE - 17.9%
            53,200  Adobe Systems Inc.                                 2,440,284
           142,500  Kronos Inc.(1)                                     6,096,150
           247,300  Microsoft Corporation                              6,751,290
            95,600  Midway Games Inc.(1)                               1,153,892

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            91,699  NAVTEQ Corp.(1)                                    3,015,063
            62,200  SAP AG ADR                                         2,267,812
            80,000  Symantec Corp.(1)                                  3,836,800
            82,900  Verint Systems Inc.(1)                             2,549,175
                                                                 ---------------
                                                                      28,110,466
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 3.2%
           304,900  Alamosa Holdings Inc.(1)                           2,500,180
            66,900  NII Holdings Inc. Cl B(1)                          2,451,885
                                                                 ---------------
                                                                       4,952,065
                                                                 ---------------
TOTAL COMMON STOCKS                                                  149,930,579
  (Cost $138,059,904)                                            ---------------

TEMPORARY CASH INVESTMENTS - 2.7%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $4,313,642), in a joint trading account
at 1.49%, dated 8/31/04, due 9/1/04
(Delivery value $4,200,174)
                                                                       4,200,000
                                                                 ---------------
  (Cost $4,200,000)

TOTAL INVESTMENT SECURITIES - 98.1%                                  154,130,579
                                                                 ---------------
  (COST $142,259,904)

OTHER ASSETS AND LIABILITIES - 1.9%                                    2,941,348
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  157,071,927
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of August 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                           $ 142,827,721
                                                         ---------------
Gross tax appreciation of investments                     $  14,510,801
Gross tax depreciation of investments                        (3,207,943)
                                                         ---------------
Net tax appreciation of investments                       $  11,302,858
                                                         ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
             -------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  October 25, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------------
       Name:    William M. Lyons
       Title:   President
               (principal executive officer)

Date:  October 25, 2004

By:     /s/ Maryanne L. Roepke
        ------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   October 25, 2004